Disposal of Subsidiaries	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Disposal of Subsidiaries
30.	DISPOSAL OF SUBSIDIARIES
In May 2023,
the
board of directors of ASE and ASET resolved to dispose their shareholdings of the Group’s subsidiary, Luchu Development Corporation, consisting of 145,178 thousand ordinary shares and 40,981 thousand ordinary shares, respectively, to HC. The disposal was completed in December 2023 and the control over Luchu Development Corporation was transferred to HC.

a.	Analysis of assets and liabilities on the date control was lost

NT$

Current Assets
Cash and cash equivalent	$261,238
Inventories related to real estate business	1,787,526

NT$

Other current assets	$1,761
Non-Current Assets
Financial assets at fair value through other comprehensive income – non-current	70,809
Current Liabilities
Other payables	(222)

Net assets disposed of	$2,121,112

b.	Gain on disposal of subsidiaries

NT$

Total consideration (paid in cash)	$2,354,938
Net assets disposed of	(2,121,112)
Non-controlling interest	295,895

Gain on disposals	$529,721

c.	Net cash inflow on disposals of subsidiaries

NT$

Consideration received in cash and cash equivalents	$2,354,938
Less: Cash and cash equivalent balances disposed of	(261,238)

$2,093,700